Audit Fees (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Audit Fees [Abstract]
Summary Of Detailed Information About Audit Fees

	2023	2022	2021
Financial Statement audit fees	2,876	2,615	5,502
Other fees, including tax services	462	676	136
Total fees	3,339	3,291	5,638